                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-00005

                        Lord Abbett Affiliated Fund, Inc.
                        ---------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------
Date of fiscal year end: 10/31

Date of reporting period: 4/30/05
                          -------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2005
   SEMI-
  ANNUAL
     REPORT

 LORD ABBETT
   AFFILIATED FUND


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's strategies and performance for the six-month period ended April 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy began the six-month period ended April 30, 2005 with signs of healthy growth. However, by period end, investor optimism waned as energy prices soared and the stock market relinquished some of its previous gains.

    Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in November, December, February and March, bringing the rate to 2.75% at the end of the six-month period. (The fed funds rate is the rate charged by banks with excess reserves at the Federal Reserve district bank to other banks needing overnight loans to meet reserve requirements.) The March interest rate hike marked the seventh quarter-point increase since June 2004.

    Broad stock indices finished calendar year 2004 strong, but stumbled out of the gate in early 2005. The S&P 500 Index(1) gained 4.1% in November 2004 and 3.4% in December 2004, finishing calendar year 2004 with a 10.9% gain. By the end of the first quarter of 2005, however, the Index declined 2.2%, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

    Nonetheless, the U.S. economy continued to grow at a healthy pace during the first quarter of 2005 and, despite rising interest rates, corporate fundamentals remained positive. Improved profitability continued to generate excess cash, strengthening corporate balance sheets, and business spending picked up.

    Elsewhere, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained stable at 5.2%, except for a small uptick to 5.4% in February of 2005.

--------------------------------------------------------------------------------

    By the end of the six-month period, however, investors had more to fret about than the price of oil when a warning on profits from General Motors triggered a flight out of equity and the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) In April, for the third consecutive month, the Consumer Confidence Index declined. (Based on a representative sample of 5,000 households, the Consumer Confidence Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence.) As the six-month period ended April 30, 2005 came to a close, investors were cautious.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2005?

A: For the six-month period ended April 30, 2005, the Fund returned 3.6%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(2) which returned 6.7% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, are 1 Year: 1.35%; 5 Years: 2.46% and 10 Years: 10.60%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to the Fund's performance relative to its benchmark for the six-month period ended April 30, 2005 was stock selection in the producer durables sector. Producer durables include industrial and capital goods used in the production of other goods such as industrial buildings, machinery and equipment. A machinery manufacturer underperformed due to a slow down in orders. Another machinery manufacturer holding underperformed due to expectations of a moderation in final demand in calendar year 2005 and higher material costs.

--------------------------------------------------------------------------------

    A combination of stock selection and an overweight position in the materials and processing sector also took away from portfolio performance. A gold company disappointed based on overall declining gold prices between November 2004 and February 2005. An aluminum products producer and a producer of paper, packaging and forest products also performed poorly because of slowing demand in the first quarter of 2005 as energy prices rose.

    In addition, a technology and business services company and a semiconductor testing equipment company were hurt by lower-than-expected corporate spending on technology-related capital goods throughout the first quarter of calendar year 2005.

    Stock selection in the technology sector was the greatest positive contributor to the Fund's performance for the six-month period. A personal computer company outperformed as consumer demand for its products exceeded expectations. An overweight position in the healthcare sector was also a significant positive contributor to portfolio performance. Four drug industry holdings performed well as demand for drugs remained steady and a slowing economy shifted investor focus to less economically sensitive stocks.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, CONTACT YOUR INVESTMENT PROFESSIONAL, OR LORD ABBETT DISTRIBUTOR LLC AT (800) 874-3733 OR www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment. Returns for the S&P 500 Index are with dividends reinvested.

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment. Returns for the Russell 1000(R) Value Index are with dividends reinvested.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

THE VIEWS OF THE FUND'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF APRIL 30, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE MARKETS OR THE FUND. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/04 - 4/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                -----------   -----------   -----------
                                                                             11/1/04 -
                                                  11/1/04       4/30/05       4/30/05
                                                -----------   -----------   -----------
CLASS A
Actual                                          $  1,000.00   $  1,035.50   $      4.07
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.79   $      4.04

CLASS B
Actual                                          $  1,000.00   $  1,032.90   $      7.42
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,017.49   $      7.36

CLASS C
Actual                                          $  1,000.00   $  1,032.30   $      7.42
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,017.49   $      7.36

CLASS P
Actual                                          $  1,000.00   $  1,035.10   $      4.68
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.19   $      4.65

CLASS Y
Actual                                          $  1,000.00   $  1,037.20   $      2.34
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,022.49   $      2.33

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.47% for Classes B and C, 0.91% for Class P and 0.46% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2005

SECTOR                                   %*
Consumer Discretionary                  7.96%
Consumer Staples                       11.02%
Energy                                  9.68%
Financials                             14.77%
Healthcare                             15.90%
Industrials                            17.18%
Information Technology                  6.84%
Materials                              11.21%
Short-Term Investment                   0.93%
Telecommunication Services              3.39%
Utilities                               1.12%
Total                                 100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2005

                                                                           VALUE
INVESTMENTS                                               SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.78%

AEROSPACE & DEFENSE 1.57%
General Dynamics Corp.                                 1,182,700   $     124,243
Honeywell Int'l., Inc.                                 3,666,851         131,127
Raytheon Co.                                           1,067,116          40,134
                                                                   -------------
TOTAL                                                                    295,504
                                                                   -------------

AIR FREIGHT & COURIERS 0.99%
United Parcel Service, Inc.
Class B                                                2,615,280         186,496
                                                                   -------------

BEVERAGES 2.17%
Diageo plc ADR                                         1,257,500          75,135
PepsiCo, Inc.                                          5,958,315         331,521
                                                                   -------------
TOTAL                                                                    406,656
                                                                   -------------

BIOTECHNOLOGY 0.63%
MedImmune, Inc.*                                       4,651,731         118,014
                                                                   -------------

CHEMICALS 5.42%
Dow Chemical Co. (The)                                 2,745,925         126,120
E.I. du Pont de Nemours & Co.                          8,623,200         406,239
Monsanto Co.                                           2,322,405         136,139
Potash Corp. of Saskatchewan Inc.(a)                   1,567,310         131,874
Praxair, Inc.                                          4,631,250         216,882
                                                                   -------------
TOTAL                                                                  1,017,254
                                                                   -------------

COMMERCIAL BANKS 4.98%
Bank of America Corp.                                  4,227,276         190,396
Bank of New York Co., Inc. (The)                       8,508,862         237,738
Marshall & Ilsley Corp.                                1,626,880          69,370
Mellon Financial Corp.                                 7,919,678         219,296
U.S. Bancorp                                             363,986          10,155
Wachovia Corp.                                         2,595,815         132,854
Wells Fargo & Co.                                      1,252,705          75,087
                                                                   -------------
TOTAL                                                                    934,896
                                                                   -------------

COMMERCIAL SERVICES & SUPPLIES 0.80%
Waste Management, Inc.                                 5,250,975   $     149,600
                                                                   -------------

COMMUNICATIONS EQUIPMENT 1.63%
Motorola, Inc.                                        19,977,838         306,460
                                                                   -------------

COMPUTERS & PERIPHERALS 2.13%
EMC Corp.*                                            16,276,066         213,542
Hewlett-Packard Co.                                    9,084,401         185,958
                                                                   -------------
TOTAL                                                                    399,500
                                                                   -------------

CONSTRUCTION & ENGINEERING 0.16%
Fluor Corp.                                              567,651          29,268
                                                                   -------------

DIVERSIFIED FINANCIALS 7.68%
Citigroup, Inc.                                        6,538,000         307,024
Goldman Sachs Group, Inc. (The)                        1,854,029         197,992
iShares MSCI Japan Index Fund                         17,703,710         181,463
JPMorgan Chase & Co.                                  12,256,734         434,992
MBNA Corp.                                             2,843,947          56,168
Merrill Lynch & Co., Inc.                              4,396,095         237,081
Mitsubishi Tokyo Financial Group, Inc. ADR             3,123,475          27,018
                                                                   -------------
TOTAL                                                                  1,441,738
                                                                   -------------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.38%
SBC Communications, Inc.                               8,902,645         211,883
Sprint FON Corp.                                       4,066,940          90,530
Verizon Communications, Inc.                           9,277,700         332,142
                                                                   -------------
TOTAL                                                                    634,555
                                                                   -------------

ELECTRIC UTILITIES 0.72%
PG&E Corp.                                               947,175          32,886
Progress Energy, Inc.                                  2,428,440         101,970
                                                                   -------------
TOTAL                                                                    134,856
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2005

                                                                           VALUE
INVESTMENTS                                               SHARES           (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.76%
Emerson Electric Co.                                   2,289,900   $     143,508
                                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.18%
Solectron Corp.*                                      10,336,231          34,110
                                                                   -------------

ENERGY EQUIPMENT & SERVICES 3.19%
Baker Hughes Inc.                                      5,788,580         255,392
Schlumberger Ltd.(a)                                   5,025,849         343,819
                                                                   -------------
TOTAL                                                                    599,211
                                                                   -------------

FOOD & STAPLES RETAILING 2.32%
CVS Corp.                                              3,534,765         182,323
Kroger Co.*                                           16,117,879         254,179
                                                                   -------------
TOTAL                                                                    436,502
                                                                   -------------

FOOD PRODUCTS 3.50%
Archer Daniels Midland Co.                             2,488,553          44,769
Campbell Soup Co.                                      2,164,812          64,382
H.J. Heinz Co.                                         3,670,285         135,250
Kraft Foods, Inc.
Class A                                               12,748,602         413,182
                                                                   -------------
TOTAL                                                                    657,583
                                                                   -------------

GAS UTILITIES 0.40%
El Paso Corp.                                          7,574,506          75,669
                                                                   -------------

HEALTHCARE EQUIPMENT & SUPPLIES 1.94%
Baxter Int'l., Inc.                                    8,898,364         330,129
Guidant Corp.                                            473,919          35,108
                                                                   -------------
TOTAL                                                                    365,237
                                                                   -------------

HEALTHCARE PROVIDERS & SERVICES 2.55%
Cardinal Health, Inc.                                  5,544,164         308,089
CIGNA Corp.                                            1,858,775         170,970
                                                                   -------------
TOTAL                                                                    479,059
                                                                   -------------

HOUSEHOLD DURABLES 0.57%
Newell Rubbermaid, Inc.                                4,972,525         108,053
                                                                   -------------

HOUSEHOLD PRODUCTS 1.80%
Clorox Co. (The)                                       2,393,952   $     151,537
Kimberly-Clark Corp.                                   2,976,720         185,896
                                                                   -------------
TOTAL                                                                    337,433
                                                                   -------------

INDUSTRIAL CONGLOMERATES 4.39%
General Electric Co.                                  16,433,294         594,885
Tyco Int'l., Ltd.(a)                                   7,329,130         229,475
                                                                   -------------
TOTAL                                                                    824,360
                                                                   -------------

INSURANCE 2.08%
American Int'l. Group, Inc.                            4,146,100         210,829
Chubb Corp., (The)                                       490,900          40,146
Hartford Financial Services Group, Inc. (The)          1,920,040         138,953
                                                                   -------------
TOTAL                                                                    389,928
                                                                   -------------

INTERNET SOFTWARE & SERVICES 0.08%
Automatic Data Processing, Inc.                          347,900          15,113
                                                                   -------------

MACHINERY 6.24%
Caterpillar Inc.                                       1,856,200         163,438
Deere & Co.                                            7,291,094         455,985
Eaton Corp.                                            3,624,322         212,567
Illinois Tool Works Inc.                                 742,817          62,263
Pall Corp.                                             1,886,891          50,625
Parker Hannifin Corp.                                  3,785,038         226,875
                                                                   -------------
TOTAL                                                                  1,171,753
                                                                   -------------

MEDIA 5.41%
Clear Channel Communications, Inc.                     2,902,645          92,710
Comcast Corp.
Class A*                                              10,482,863         332,621
Tribune Co.                                            4,682,400         180,741
Viacom, Inc. Class B                                   2,899,604         100,384
Walt Disney Co. (The)                                 11,753,890         310,303
                                                                   -------------
TOTAL                                                                  1,016,759
                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
APRIL 30, 2005

                                                                           VALUE
INVESTMENTS                                               SHARES           (000)
--------------------------------------------------------------------------------
METALS & MINING 3.70%
Alcoa, Inc.                                            6,744,565   $     195,727
Barrick Gold Corp.(a)                                  6,748,752         150,632
Newmont Mining Corp.                                   9,182,708         348,668
                                                                   -------------
TOTAL                                                                    695,027
                                                                   -------------

MULTI-LINE RETAIL 1.01%
Federated Department Stores, Inc.                        437,257          25,142
Target Corp.                                             748,204          34,724
Wal-Mart Stores, Inc.                                  2,761,700         130,187
                                                                   -------------
TOTAL                                                                    190,053
                                                                   -------------

OFFICE ELECTRONICS 1.20%
Xerox Corp.*                                          17,021,818         225,539
                                                                   -------------

OIL & GAS 6.46%
Exxon Mobil Corp.                                     21,270,383       1,213,050
                                                                   -------------

PAPER & FOREST PRODUCTS 2.06%
International Paper Co.                               11,297,115         387,378
                                                                   -------------

PERSONAL PRODUCTS 1.20%
Gillette Co. (The)                                     4,366,202         225,471
                                                                   -------------

PHARMACEUTICALS 10.73%
Bristol-Myers Squibb Co.                               5,120,359         133,129
Eli Lilly & Co.                                          158,406           9,262
GlaxoSmithKline plc ADR                                4,035,793         204,009
Johnson & Johnson                                      1,728,375         118,618
Merck & Co., Inc.                                      4,122,675         139,759
Novartis AG ADR                                        7,972,409         388,496
Pfizer, Inc.                                          14,586,278         396,309
Schering-Plough Corp.                                 10,119,258         211,189
Wyeth                                                  9,221,451         414,412
                                                                   -------------
TOTAL                                                                  2,015,183
                                                                   -------------

ROAD & RAIL 2.22%
Canadian National Railway Co.(a)                       2,926,935         167,450
CSX Corp.                                              1,522,230          61,087
Union Pacific Corp.                                    2,944,403         188,236
                                                                   -------------
TOTAL                                                                    416,773
                                                                   -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.28%
Texas Instruments, Inc.                                2,075,590   $      51,807
                                                                   -------------

SOFTWARE 1.32%
Microsoft Corp.                                        9,804,600         248,056
                                                                   -------------

TEXTILES & APPAREL 0.93%
NIKE, Inc. Class B                                     2,274,585         174,711
                                                                   -------------

TOTAL COMMON STOCKS
(Cost $16,384,148,806)                                                18,552,123
                                                                   =============

                                                       PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                   -------------
SHORT-TERM INVESTMENT 0.92%

REPURCHASE AGREEMENT 0.92%

Repurchase Agreement dated 4/29/2005, 2.22% due
5/2/2005 with State Street Bank & Trust Co.
collateralized by $98,020,000 of Federal Home
Loan Bank at 2.22% due 6/9/2006 and $79,805,000
of Federal National Mortgage Assoc. at 2.75% and
3.25% due 7/12/2006 and 2/6/2007; value:
$176,940,538; proceeds: $173,498,641 (Cost
$173,466,550)                                      $     173,467         173,467
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES 99.70%
(Cost $16,557,615,356)                                                18,725,590
                                                                   =============

OTHER ASSETS IN EXCESS OF LIABILITIES 0.30%                               56,257
                                                                   =============
NET ASSETS 100.00%                                                 $  18,781,847
                                                                   =============

  *  Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2005

ASSETS:
   Investment in securities, at value (Cost $16,557,615,356)     $ 18,725,589,991
   Receivables:
     Interest and dividends                                            27,191,401
     Investment securities sold                                       145,595,811
     Capital shares sold                                               24,438,304
   Prepaid expenses and other assets                                      979,722
---------------------------------------------------------------------------------
   TOTAL ASSETS                                                    18,923,795,229
---------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                  102,479,710
     Capital shares reacquired                                         16,465,513
     Management fee                                                     4,894,201
     12b-1 distribution fees                                           10,532,762
     Fund administration                                                  618,529
     Directors' fees                                                    3,548,570
     To affiliate                                                           8,040
   Accrued expenses and other liabilities                               3,400,695
---------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  141,948,020
=================================================================================
NET ASSETS                                                       $ 18,781,847,209
=================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $ 15,850,980,880
Distributions in excess of net investment income                       (2,628,194)
Accumulated net realized gain on investments                          765,519,888
Net unrealized appreciation on investments                          2,167,974,635
---------------------------------------------------------------------------------
NET ASSETS                                                       $ 18,781,847,209
=================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $ 14,440,602,491
Class B Shares                                                   $  1,426,930,788
Class C Shares                                                   $  1,562,884,360
Class P Shares                                                   $    359,784,353
Class Y Shares                                                   $    991,645,217
OUTSTANDING SHARES BY CLASS:
Class A Shares (1.6 billion shares of common stock authorized)      1,024,149,613
Class B Shares (300 million shares of common stock authorized)        100,998,443
Class C Shares (300 million shares of common stock authorized)        110,806,168
Class P Shares (200 million shares of common stock aurhorized)         25,557,827
Class Y Shares (100 million shares of common stock authorized)         70,173,492
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                            $ 14.10
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                           $ 14.96
Class B Shares-Net asset value                                            $ 14.13
Class C Shares-Net asset value                                            $ 14.10
Class P Shares-Net asset value                                            $ 14.08
Class Y Shares-Net asset value                                            $ 14.13
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

INVESTMENT INCOME:
Dividends                                                             $   203,776,271
Interest                                                                    6,365,503
Securities lending-net                                                         76,902
Foreign withholding tax                                                    (1,421,425)
-------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   208,797,251
-------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                             28,817,651
12b-1 distribution plan-Class A                                            25,192,265
12b-1 distribution plan-Class B                                             7,370,445
12b-1 distribution plan-Class C                                             7,802,145
12b-1 distribution plan-Class P                                               765,510
Shareholder servicing                                                       9,705,198
Professional                                                                  249,573
Reports to shareholders                                                       582,914
Fund administration                                                         3,779,541
Custody                                                                       376,378
Directors' fees                                                               196,753
Registration                                                                  139,695
Subsidy (See Note 3)                                                          455,400
Other                                                                         211,595
-------------------------------------------------------------------------------------
Gross expenses                                                             85,645,063
   Expense reductions (See Note 7)                                           (134,111)
-------------------------------------------------------------------------------------
NET EXPENSES                                                               85,510,952
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     123,286,299
=====================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                   738,286,712
Net change in unrealized appreciation (depreciation) on investments      (235,813,243)
=====================================================================================
NET REALIZED AND UNREALIZED GAIN                                          502,473,469
=====================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   625,759,768
=====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                         FOR THE SIX MONTHS
                                                       ENDED APRIL 30, 2005              YEAR ENDED
INCREASE IN NET ASSETS                                          (UNAUDITED)        OCTOBER 31, 2004
OPERATIONS:
Net investment income                                  $        123,286,299    $        138,202,021
Net realized gain (loss) on investments                         738,286,712             387,399,016
Net change in unrealized appreciation (depreciation)
   on investments                                              (235,813,243)          1,222,893,355
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            625,759,768           1,748,494,392
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                     (100,322,150)           (190,044,003)
   Class B                                                       (5,548,187)            (11,189,860)
   Class C                                                       (5,839,757)            (10,471,562)
   Class P                                                       (2,136,918)             (3,361,062)
   Class Y                                                       (8,357,559)            (12,996,610)
Net realized gain
   Class A                                                     (247,741,399)             (1,646,679)
   Class B                                                      (25,512,719)               (176,248)
   Class C                                                      (26,322,767)               (151,265)
   Class P                                                       (5,583,311)                (26,262)
   Class Y                                                      (16,355,732)                (84,562)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (443,720,499)           (230,148,113)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                             1,521,172,440           3,697,230,204
Reinvestment of distributions                                   370,160,562             186,023,631
Cost of shares reacquired                                    (1,173,017,017)         (1,850,042,392)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                              718,315,985           2,033,211,443
===================================================================================================
Net increase in net assets                                      900,355,254           3,551,557,722
===================================================================================================
NET ASSETS:
Beginning of period                                          17,881,491,955          14,329,934,233
---------------------------------------------------------------------------------------------------
END OF PERIOD                                          $     18,781,847,209    $     17,881,491,955
===================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME       $         (2,628,194)   $         (3,709,922)
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
                                 (UNAUDITED)             2004             2003             2002            2001           2000
PER SHARE OPERATING
  PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $      13.95        $      12.68     $      10.80     $      13.04    $      16.47   $      16.22
                                 ============        ============     ============     ============    ============   ============

Investment operations:

  Net investment income(a)                .10                 .12              .13              .14             .19            .24

  Net realized and unrealized
    gain (loss)                           .40                1.35             2.36            (1.59)          (1.99)          2.01
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total from investment
      operations                          .50                1.47             2.49            (1.45)          (1.80)          2.25
                                 ------------        ------------     ------------     ------------    ------------   ------------

Distributions to shareholders
  from:

  Net investment income                  (.10)               (.20)            (.20)            (.22)           (.24)          (.24)

  Net realized gain                      (.25)                  -(c)          (.41)            (.57)          (1.39)         (1.76)
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total distributions                  (.35)               (.20)            (.61)            (.79)          (1.63)         (2.00)
                                 ------------        ------------     ------------     ------------    ------------   ------------

NET ASSET VALUE, END OF PERIOD   $      14.10        $      13.95     $      12.68     $      10.80    $      13.04   $      16.47
                                 ============        ============     ============     ============    ============   ============

Total Return(b)                          3.55%(d)           11.71%           24.07%          (12.21)%        (11.98)%        15.12%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including expense
    reductions                            .40%(d)             .83%             .84%             .85%            .79%           .79%

  Expenses, excluding expense
    reductions                            .40%(d)             .83%             .84%             .85%            .80%           .80%

  Net investment income                   .69%(d)             .92%            1.17%            1.08%           1.28%          1.62%

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)             2004             2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                $ 14,440,603        $ 13,790,608     $ 11,322,151     $  8,744,220    $  9,363,248   $ 10,309,845
   Portfolio turnover rate              17.98%              33.02%           42.58%           59.88%          77.18%         52.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                                            YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
                                 (UNAUDITED)             2004             2003             2002            2001           2000
PER SHARE OPERATING
  PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $      13.97        $      12.70     $      10.81     $      13.06    $      16.49   $      16.23
                                 ============        ============     ============     ============    ============   ============

Investment operations:

  Net investment income(a)                .05                 .04              .06              .06             .09            .14

  Net realized and unrealized
    gain (loss)                           .41                1.34             2.36            (1.61)          (1.99)          2.02
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total from investment
      operations                          .46                1.38             2.42            (1.55)          (1.90)          2.16
                                 ------------        ------------     ------------     ------------    ------------   ------------

Distributions to shareholders
  from:

  Net investment income                  (.05)               (.11)            (.12)            (.13)           (.14)          (.14)

  Net realized gain                      (.25)                  -(c)          (.41)            (.57)          (1.39)         (1.76)
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total distributions                  (.30)               (.11)            (.53)            (.70)          (1.53)         (1.90)
                                 ------------        ------------     ------------     ------------    ------------   ------------

NET ASSET VALUE, END OF
  PERIOD                         $      14.13        $      13.97     $      12.70     $      10.81    $      13.06   $      16.49
                                 ============        ============     ============     ============    ============   ============

Total Return(b)                          3.29%(d)           10.94%           23.29%          (12.85)%        (12.53)%        14.42%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                            .73%(d)            1.48%            1.50%            1.47%           1.42%          1.44%

  Expenses, excluding expense
    reductions                            .73%(d)            1.48%            1.50%            1.47%           1.43%          1.45%

  Net investment income                   .37%(d)             .27%             .51%             .46%            .62%           .94%

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)             2004             2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                 $  1,426,931        $  1,424,229     $  1,235,238     $    928,421    $    904,004   $    713,161

  Portfolio turnover rate               17.98%              33.02%           42.58%           59.88%          77.18%         52.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
                                 (UNAUDITED)             2004             2003             2002            2001           2000
PER SHARE OPERATING
  PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $      13.95        $      12.68     $      10.80     $      13.02     $     16.49   $      16.23
                                 ============        ============     ============     ============    ============   ============

Investment operations:

  Net investment income(a)                .05                 .04              .06              .08             .05            .14

  Net realized and unrealized
    gain (loss)                           .40                1.34             2.35            (1.59)          (1.99)          2.02
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total from investment
      operations                          .45                1.38             2.41            (1.51)          (1.94)          2.16
                                 ------------        ------------     ------------     ------------    ------------   ------------

Distributions to shareholders
   from:

  Net investment income                  (.05)               (.11)            (.12)            (.14)           (.14)          (.14)

  Net realized gain                      (.25)                  -(c)          (.41)            (.57)          (1.39)         (1.76)
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total distributions                  (.30)               (.11)            (.53)            (.71)          (1.53)         (1.90)
                                 ------------        ------------     ------------     ------------    ------------   ------------

NET ASSET VALUE, END OF PERIOD   $      14.10        $      13.95     $      12.68     $      10.80     $     13.02   $      16.49
                                 ============        ============     ============     ============    ============   ============

Total Return(b)                          3.23%(d)           10.97%           23.23%          (12.59)%        (12.79)%        14.48%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including expense
    reductions                            .73%(d)            1.48%            1.50%            1.32%           1.70%          1.44%

  Expenses, excluding expense
    reductions                            .73%(d)            1.48%            1.50%            1.32%           1.71%          1.45%

  Net investment income                   .37%(d)             .27%             .51%             .61%            .32%           .93%

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)             2004             2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                 $  1,562,884        $  1,457,255     $  1,036,160     $    692,976     $   555,759   $    331,910

  Portfolio turnover rate               17.98%              33.02%           42.58%           59.88%          77.18%         52.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                                            YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
                                 (UNAUDITED)             2004             2003             2002            2001           2000
PER SHARE OPERATING
  PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $      13.93        $      12.66     $      10.78     $      13.02    $      16.45   $      16.19
                                 ============        ============     ============     ============    ============   ============

Investment operations:

  Net investment income(a)                .09                 .11              .12              .12             .16            .22

  Net realized and unrealized
    gain (loss)                           .40                1.35             2.36            (1.58)          (1.97)          2.02
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total from investment
      operations                          .49                1.46             2.48            (1.46)          (1.81)          2.24
                                 ------------        ------------     ------------     ------------    ------------   ------------

Distributions to shareholders
  from:

  Net investment income                  (.09)               (.19)            (.19)            (.21)           (.23)          (.22)

  Net realized gain                      (.25)                  -(c)          (.41)            (.57)          (1.39)         (1.76)
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total distributions                  (.34)               (.19)            (.60)            (.78)          (1.62)         (1.98)
                                 ------------        ------------     ------------     ------------    ------------   ------------

NET ASSET VALUE, END OF PERIOD   $      14.08        $      13.93     $      12.66     $      10.78    $      13.02   $      16.45
                                 ============        ============     ============     ============    ============   ============

Total Return(b)                          3.51%(d)           11.60%           24.01%          (12.31)%        (12.07)%        15.11%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including expense
    reductions                            .46%(d)             .93%             .95%             .92%            .87%           .89%

  Expenses, excluding expense
    reductions                            .46%(d)             .93%             .95%             .92%            .88%           .89%

  Net investment income                   .63%(d)             .82%            1.06%            1.01%           1.10%          1.30%

                                 SIX MONTHS
                                    ENDED                                           YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)             2004             2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                 $    359,784        $    302,389     $    178,794     $     82,038    $     35,939   $     12,072

  Portfolio turnover rate               17.98%              33.02%           42.58%           59.88%          77.18%         52.27%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                 SIX MONTHS
                                   ENDED                                            YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
                                 (UNAUDITED)             2004             2003             2002            2001           2000
PER SHARE OPERATING
  PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF
  PERIOD                         $      13.98        $      12.70     $      10.82     $      13.07    $      16.50   $      16.25
                                 ============        ============     ============     ============    ============   ============

Investment operations:

  Net investment income(a)                .12                 .17              .17              .18             .22            .30

  Net realized and unrealized
    gain (loss)                           .40                1.35             2.36            (1.59)          (1.97)          2.01
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total from investment
      operations                          .52                1.52             2.53            (1.41)          (1.75)          2.31
                                 ------------        ------------     ------------     ------------    ------------   ------------

Distributions to shareholders
  from:

  Net investment income                  (.12)               (.24)            (.24)            (.27)           (.29)          (.30)

  Net realized gain                      (.25)                  -(c)          (.41)            (.57)          (1.39)         (1.76)
                                 ------------        ------------     ------------     ------------    ------------   ------------

    Total distributions                  (.37)               (.24)            (.65)            (.84)          (1.68)         (2.06)
                                 ------------        ------------     ------------     ------------    ------------   ------------

NET ASSET VALUE, END OF PERIOD   $      14.13        $      13.98     $      12.70     $      10.82    $      13.07   $      16.50
                                 ============        ============     ============     ============    ============   ============

Total Return(b)                          3.72%(d)           12.14%           24.51%          (11.96)%        (11.64)%        15.52%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including expense
    reductions                            .23%(d)             .48%             .50%             .47%            .42%           .44%

  Expenses, excluding expense
    reductions                            .23%(d)             .48%             .50%             .47%            .43%           .46%

  Net investment income                   .86%(d)            1.27%            1.51%            1.46%           1.53%          1.96%

                                 SIX MONTHS
                                   ENDED                                            YEAR ENDED 10/31
                                  4/30/2005          -----------------------------------------------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)             2004             2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                $    991,645        $    907,011     $    557,591     $    274,454    $    215,165   $     57,505

   Portfolio turnover rate              17.98%              33.02%           42.58%           59.88%          77.18%         52.27%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount is less than $.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's securities lending program.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million           .50%
Next $300 million            .40%
Next $200 million           .375%
Next $200 million            .35%
Over $900 million            .30%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                   CLASS A          CLASS B         CLASS C         CLASS P
-------------------------------------------------------------------------------
Service                    .25%(1)          .25%            .25%            .20%
Distribution               .10%(2)          .75%            .75%            .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

(2) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of April 30, 2005 was $459,831. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended April 30, 2005 was $29,824.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$ 3,747,911        $ 20,496,813

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund and certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Agreement with Balanced Fund of Lord Abbett Investment Trust ("Balanced Fund") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Fund. Amounts paid pursuant to the Servicing Agreement are included in Subsidy on the Statement of Operations.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2005 and the fiscal year ended October 31, 2004 are as follows:

                                     SIX MONTHS ENDED
                                           04/30/2005          YEAR-ENDED
                                          (UNAUDITED)          10/31/2004
-------------------------------------------------------------------------
Distributions paid from:
Ordinary income                     $     147,915,561      $  228,063,097
Net long term capital gains               295,804,938           2,085,016
-------------------------------------------------------------------------
   Total taxable distributions      $     443,720,499      $  230,148,113
=========================================================================

As of April 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                            $  16,570,731,931
-----------------------------------------------------
Gross unrealized gain                   2,812,864,545
Gross unrealized loss                    (658,006,485)
-----------------------------------------------------
   Net unrealized security gain     $   2,154,858,060
=====================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005 were as follows:

PURCHASES             SALES
--------------------------------------
$  4,203,438,035      $  3,288,681,826

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2005.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $32,958 for the six months ended April 30, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of April 30, 2005, there were no securities on loan.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period November 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. As of April 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                        SIX MONTHS ENDED
                                                          APRIL 30, 2005                            YEAR ENDED
                                                             (UNAUDITED)                      OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                73,469,548    $ 1,061,828,937        186,782,525    $ 2,513,340,313
Reinvestment of distributions              20,688,446        296,627,260         11,790,263        155,957,709
Shares reacquired                         (58,844,533)      (850,476,618)      (102,877,671)    (1,390,790,407)
--------------------------------------------------------------------------------------------------------------
Increase                                   35,313,461    $   507,979,579         95,695,117    $ 1,278,507,615
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 6,216,642    $    89,992,795         16,343,934    $   221,714,546
Reinvestment of distributions               1,768,864         25,417,129            693,511          9,192,411
Shares reacquired                          (8,903,025)      (128,787,820)       (12,382,971)      (168,101,874)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                          (917,519)   $   (13,377,896)         4,654,474    $    62,805,083
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                13,776,606    $   199,176,169         34,650,798    $   469,193,828
Reinvestment of distributions               1,259,106         18,056,523            448,473          5,938,007
Shares reacquired                          (8,676,155)      (125,380,557)       (12,369,171)      (167,643,035)
--------------------------------------------------------------------------------------------------------------
Increase                                    6,359,557    $    91,852,135         22,730,100    $   307,488,800
--------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                 6,918,348    $    99,753,677         13,726,123    $   185,689,280
Reinvestment of distributions                 381,543          5,462,923            145,732          1,928,799
Shares reacquired                          (3,457,412)       (49,645,708)        (6,283,485)       (84,986,773)
--------------------------------------------------------------------------------------------------------------
Increase                                    3,842,479    $    55,570,892          7,588,370    $   102,631,306
--------------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                 4,858,258    $    70,420,862         22,864,995    $   307,292,237
Reinvestment of distributions               1,710,841         24,596,727            981,035         13,006,705
Shares reacquired                          (1,293,902)       (18,726,314)        (2,848,219)       (38,520,303)
--------------------------------------------------------------------------------------------------------------
Increase                                    5,275,197    $    76,291,275         20,997,811    $   281,778,639
--------------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board of Directors of the Fund, including all Directors who are not interested persons of the Fund, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to the Fund are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods, but in the second quintile in the three-year period and in the first quintile in the five- and ten-year periods. The Board also noted that the performance was below that of the Lipper Large-Cap Value Index for the nine-month and one-year periods, but above that of the Index for the three-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, it considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that, as of September 30, 2004, the contractual management fees and administrative services fees, taken together, for the Fund were approximately twenty basis points below the median of the peer group, as were the actual management and administrative services fees. The Board also noted that the total expense ratio of Class A was approximately twenty-four basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately twenty-five basis points below the median, the total expense ratio of Class P was approximately thirteen basis points below the median, and total expense ratio of Class Y was approximately forty-four basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]


 This report when not used for
  the general information of
 shareholders of the Fund, is
   to be distributed only if     Lord Abbett Affiliated Fund, Inc.
  preceded or accompanied by
  a current Fund prospectus.

    Lord Abbett Mutual Fund
   shares are distributed by                                          LAA-3-0405
  LORD ABBETT DISTRIBUTOR LLC                                            (06/05)

ITEM 2:           CODE OF ETHICS.
                  Not applicable

ITEM 3:           AUDIT COMMITTEE FINANCIAL EXPERT.
                  Not applicable.

ITEM 4-8:         PRINCIPAL ACCOUNTANT FEES AND SERVICES. [RESERVED]
                   Not applicable.

ITEM 5:           AUDIT COMMITTEE OF LISTED REGISTRANTS.
                   Not applicable.

ITEM 6:           SCHEDULE OF INVESTMENTS.
                   Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                   Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                   Not applicable.

ITEM 9:           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                  Not Applicable.

ITEM10:           CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:          EXHIBITS.

         (a)(1)   Amendments to Code of Ethics - Not applicable.

         (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by
                  Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      LORD ABBETT AFFILIATED FUND, INC.

                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President


                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: June 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                  LORD ABBETT AFFILIATED FUND, INC.


                                  /s/ Robert S. Dow
                                  -----------------
                                  Robert S. Dow
                                  Chief Executive Officer,
                                  Chairman and President


                                  /s/ Joan A. Binstock
                                  --------------------
                                  Joan A. Binstock
                                  Chief Financial Officer and Vice President


Date: June 22, 2005